UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 801
          New York, New York 10017


13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

/s/ Wayne Cooperman         New York, New York                    5/15/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-                             Wayne Cooperman
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  114

Form 13F Information Table Value Total: $513,448
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

 1         28-                                  Wayne Cooperman
----          -------------------               ------------------------------

[Repeat as necessary.]

                        FORM 13F INFORMATION TABLE




        Item 1:        Item 2:   Item 3:     Item 4:     Item 5:     Investment Discretion       Item 7:   Voting Authority (Shares)
    Name of Issuer     Title of  Cusip     Fair Market  Shares or  (A)   (B) Shared-  (C)      Managers       (A)   (B)     (C)
                       Class     Number       Value     Principal  Sole  as Defined   Shared- See Instr. V    Sole  Shared  None
                                                         Amount          in Instr. V  Other

Ace Ltd                Common    G0070K103     3,286       78,800    X                             1            X
Tommy Hilfiger Corp    Common    G8915Z102     1,292       90,000    X                             1            X
AES Corp               Common    00130H105     3,870      430,000    X                             1            X
AMR Corp               Common    001765106     1,112       42,100    X                             1            X
AOL Time Warner Inc    Common    00184A105       946       40,000    X                             1            X
AT&T Wireless
  Services Inc         Common    00209A106       358       40,000    X                             1            X
Adelphia
  Communications
  Corp                 Common    006848105       298       20,000    X                             1            X
Advanced Auto Parts
  Inc                  Common    00751Y106     6,021      130,900    X                             1            X
Advanta Corp
  - Class B            Common    007942204     6,102      508,900    X                             1            X
Apria Healthcare
  Group                Common    037933108    40,902    1,668,800    X                             1            X
Aramark Corp           Common    038521100     2,376       90,000    X                             1            X
Argosy Gaming Corp     Common    040228108     1,622       44,200    X                             1            X
Atlas Pipeline
  Partners, LP         Common    049392103       931       32,100    X                             1            X
Autonation Inc         Common    05329W102       559       40,000    X                             1            X
Avant! Corp            Common    053487104     2,604      130,000    X                             1            X
BMC Software Inc       Common    055921100       973       50,000    X                             1            X
Barnes & Noble Inc     Common    067774109     3,936      127,000    X                             1            X
Baycorp Holdings Ltd   Common    072728108       380       38,800    X                             1            X
Bebe Stores Inc        Common    075571109     1,175       55,800    X                             1            X
Boise Cascade Corp     Common    097383103     6,886      190,000    X                             1            X
Burlington Resources
  Inc                  Common    122014103     7,216      180,000    X                             1            X
CSK Auto Corp          Common    125965103        95       10,000    X                             1            X
CNA Financial Corp     Common    126117100     6,650      223,900    X                             1            X
Cendant Corp           Common    151313103     7,680      400,000    X                             1            X
Centex Corp            Common    152312104     2,820       54,300    X                             1            X
Childrens Place
  Retail Stores Inc    Common    168905107       660       20,000    X                             1            X
Chiquita Brands Intl
  Inc                  Common    170032809       165       10,000    X                             1            X
Clear Channel
  Communications Inc   Common    184502102     1,650       32,100    X                             1            X
Continental Airlines
  Inc                  Common    210795308     1,699       60,000    X                             1            X
Copart Inc             Common    217204106     1,076       60,000    X                             1            X
Cross Country Inc      Common    22748P105     1,620       60,000    X                             1            X
Digitalthink Inc       Common    25388M100       113       50,000    X                             1            X
Dilliards Inc          Common    254067101     3,209      134,500    X                             1            X
Doubleclick Inc        Common    258609304       240       20,000    X                             1            X
EIX Trust II           Common    26853P206       582       25,300    X                             1            X
Eastman Kodak Co       Common    277461109     2,494       80,000    X                             1            X
Echostar
  Communications
  Corp                 Common    278762109     3,965      140,000    X                             1            X
Efunds Corp            Common    28224R101       642       40,000    X                             1            X
Emmis Communications
  Corp                 Common    291525103     1,070       40,000    X                             1            X
Engelhard Corp         Common    292845104       701       22,600    X                             1            X
Federal National
  Mortgage
  Association          Common    313586109    22,518      281,900    X                             1            X
Fleming Cos Inc        Common    339130106       672       30,000    X                             1            X
Freeport McMoran
  Copper & Gold Inc
  Class A              Common    35671D501    28,124    1,599,800    X                             1            X
Freeport McMoran
  Copper & Gold Inc    Common    35671D857    12,875      730,700    X                             1            X
Fuelcell Energy Inc    Common    35952H106       350       22,200    X                             1            X
Gamestop Corp          Common    36466R101       477       23,600    X                             1            X
Gemstar TV Guide Intl  Common    36866W106     4,381      296,200    X                             1            X
General Motors Corp    Common    370442105     4,836       80,000    X                             1            X
Golden State Bancorp
  Inc                  Common    381197102    10,362      349,000    X                             1            X
Hanover Compressor Co  Common    410768105     3,598      200,000    X                             1            X
Hercules Inc           Common    427056106     7,720      580,000    X                             1            X
Internet Security
  Systems Inc          Common    46060X107       377       16,500    X                             1            X
Jabil Circuit Inc      Common    466313103     1,177       50,000    X                             1            X
KB Home                Common    48666K109    19,378      446,500    X                             1            X
Kerr McGee Corp        Common    492386107     3,143       50,000    X                             1            X
Kinder Morgan Inc      Common    49455P101    14,340      296,100    X                             1            X
LNR Property Corp      Common    501940100     1,722       49,089    X                             1            X
Lennar Corp            Common    526057104    35,988      682,100    X                             1            X
Lojack Corp            Common    539451104       539      102,000    X                             1            X
Loews Corp             Common    540424108     2,929       50,000    X                             1            X
Loews Corp Carolina
  Group                Common    540424207       570       17,300    X                             1            X
Lyondell
  Petrochemicals Co    Common    552078107     1,495       90,000    X                             1            X
Mastec Inc             Common    574599106       564       70,000    X                             1            X
Maxtor Corp            Common    577729205     2,273      327,000    X                             1            X
Microsoft Corp         Common    594918104     1,206       20,000    X                             1            X
Micron Technology      Common    595112103       882       26,800    X                             1            X
Millenium Chemicals
  Inc                  Common    599903101     7,216      489,900    X                             1            X
Mirant Corp            Common    604675108       867       60,000    X                             1            X
Mohawk Industries Inc  Common    608190104     6,444      107,231    X                             1            X
Moody's Corp           Common    615369105       822       20,000    X                             1            X
NRG Energy Inc         Common    629377102     1,358      112,600    X                             1            X
Networks Associates
  Inc                  Common    640938102       968       40,000    X                             1            X
Newhall Land &
  Farming Corp         Common    651426108       635       20,300    X                             1            X
News Corp Ltd          Common    652487703     1,135       40,000    X                             1            X
Nova Chemicals Corp    Common    66977W109     4,744      189,700    X                             1            X
Olin Corp              Common    680665205       752       40,000    X                             1            X
Optimal Robotics Corp  Common    68388R208       914       51,000    X                             1            X
Oxford Health Plans
  Inc                  Common    691471106    15,508      371,100    X                             1            X
PMC-Sierra Inc         Common    69344F106     2,279      140,000    X                             1            X
Panera Bread Co        Common    69840W108     1,274       20,000    X                             1            X
Papa Johns
  International Inc    Common    698813102       697       25,000    X                             1            X
Penn Virginia Corp     Common    707882106    14,016      349,100    X                             1            X
JC Penney Co Inc       Common    708160106       828       40,000    X                             1            X
Phelps Dodge Corp      Common    717265102     3,835       91,100    X                             1            X
Plug Power Inc         Common    72919P103       162       15,670    X                             1            X
Pride International
  Inc                  Common    74153Q102     1,289       81,100    X                             1            X
Prudential Financial
  Inc                  Common    744320102       621       20,000    X                             1            X
Resource America Inc   Common    761195205    19,211    1,741,700    X                             1            X
SBA Communications
  Corp                 Common    78388J106       165       50,000    X                             1            X
St Paul Companies Inc  Common    792860108       917       20,000    X                             1            X
Seachange
  International Inc    Common    811699107       304       20,000    X                             1            X
Sears Roebuck & Co     Common    812387108     2,051       40,000    X                             1            X
Service Corp
  International        Common    817565104       348       65,700    X                             1            X
Sirius Satellite
  Radio Inc            Common    82966U103       287       54,000    X                             1            X
Smartforce Pub Ltd Co  Common    83170A206       420       40,000    X                             1            X
Smithfield Foods Inc   Common    832248108     2,558       98,000    X                             1            X
Stewart Enterprises
  Inc                  Common    860370105     6,455    1,081,000    X                             1            X
Stilwell Financial
  Inc                  Common    860831106     1,528       62,400    X                             1            X
TJX Companies Inc      Common    872540109     2,401       60,000    X                             1            X
Talisman Energy Inc    Common    87425E103    19,626      470,200    X                             1            X
Tenet Healthcare Corp  Common    88033G100    34,200      510,300    X                             1            X
Texas Instruments Inc  Common    882508104     2,648       80,000    X                             1            X
Tyco International
  Ltd                  Common    902124106    15,837      490,000    X                             1            X
Tyson Foods Inc        Common    902494103     2,591      207,600    X                             1            X
UAL Corp               Common    902549500     1,739      106,400    X                             1            X
US Bancorp             Common    902973304     8,439      373,900    X                             1            X
USA Networks Inc       Common    902984103     3,177      100,000    X                             1            X
United Auto Group Inc  Common    909440109       225       10,000    X                             1            X
United
  Microelectronics
  Corp                 Common    910873207     2,130      200,000    X                             1            X
Webex Communications
  Inc                  Common    94767L109       987       60,000    X                             1            X
Western Wireless Corp  Common    95988E204       175       20,000    X                             1            X
XCEL Energy Inc        Common    98389B100     2,555      100,800    X                             1            X
Young Broadcasting
  Inc                  Common    987434107     1,827       73,100    X                             1            X
Zoll Medical Corp      Common    989922109     1,812       47,200    X                             1            X





01181.0001 #324367